UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
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Address:   500 Newport Center Dr., Suite 820
           --------------------------------------------------
           New Beach, California  92660
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:    028-10054
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     44 20 7659 5263
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Luc Huyghebaert          Mayfair, London, UK        05/13/04
       ------------------------   ------------------------------  --------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:        $264,791
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-10053                   KiCap Management (UK) LP





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

                                                                FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
-----------------  -------------- ---------------- --------- -------- -------- --- ---- -------- --------- -------------------------
AKAMAI TECHNOLOGIES INC    COM       00971T101           288      26731  SH                   1              26731

NII HLDGS INC              CL B NEW  62913F201         20396     654153  SH                   1             654153

PRICELINE COM INC          COM NEW   741503403         15329     650349  SH                   1             650349

SPRINT CORP            COM FON GROUP 852061100          7496     426165  SH                   1             426165

ECHOSTAR COMMUNICATIONS    CL A      278762109         14909     404483  SH                   1             404483

FOX ENTMT GROUP INC        CL A      35138T107          9022     302150  SH                   1             302150

SPRINT CORP            PCS COM SER 1 852061506          5833     652407  SH                   1             652407

AMERICAN TOWER CORP        CL A      029912201          9382    1014313  SH                   1            1014313

LAMAR ADVERTISING CO       CL A      512815101          4019      98592  SH                   1              98592

MERCURY INTERACTIVE CORP    COM      589405109         11625     258441  SH                   1             258441

RF MICRODEVICES INC         COM      749941100          4069     433758  SH                   1             433758

WESTERN DIGITAL CORP        COM      958102105          1122     102745  SH                   1             102745

CROWN CASTLE INTL CORP      COM      228227104           199      25645  SH                   1              25645

WEBEX COMMUNICATIONS INC    COM      94767L109          1508      50734  SH                   1              50734

NOVELL INC                  COM      670006105          6149     617365  SH                   1             617365

VIACOM INC                  CL A     925524100           386      10054  SH                   1              10054

J2 GLOBAL COMMUNICATIONS    COM NEW  46626E205           719      33296  SH                   1              33296

INTEL CORP                  COM      458140100          1438      48649  SH                   1              48649

TIME WARNER TELECOM INC     CL A     887319101         10866     654581  SH                   1             654581

SOHU COM INC                COM      83408W103          1120      39488  SH                   1              39488

APPLE COMPUTER INC          COM      037833100           567      20970  SH                   1              20970

SEAGATE TECHNOLOGY          SHS      G7945J104          2257     139349  SH                   1             139349

ORACLE CORP                 COM      68389X105          8902     684231  SH                   1             684231

NETFLIX COM INC             COM      64110L106         12048     389031  SH                   1             389031

YAHOO INC                   COM      984332106         17106     384827  SH                   1             384827

SYMANTEC CORP               COM      871503108          6982     186629  SH                   1             186629

AQUANTIVE INC               COM      03839G105          9865     965262  SH                   1             965262

SINA CORP                   ORD      G81477104         12498     328374  SH                   1             328374

NETWORKS ASSOCS INC         COM      640938106         20784    1226209  SH                   1            1226209

WESTERN WIRELESS CORP       CL A     95988E204         14702     642559  SH                   1             642559

ASK JEEVES INC              COM      045174109         12965     596086  SH                   1             596086

OPEN JT STK CO-
 VIMPEL COMMUN            SPNSRD ADR 68370R109          1457      16450  SH                   1              16450

NETEASE COM INC           SPNSRD ADR 64110W102         18783     396680  SH                   1             396680
